DEBT	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
DEBT

10. DEBT

Long-term debt

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	September 30, 2021	December 31, 2020

Secured Term Loan	$258,750	$285,000
Secured Revolving Credit Facility	65,000	65,000
CIB Long-Term Debt	10,000	10,000
Less: unamortized debt issuance costs	(3,181)	(3,886)
Total loans and borrowings	330,569	356,114
Less: current installments of long-term debt (1)	-	(47,500)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$330,569	$308,614

(1)	As discussed in Note 20, Subsequent Events, during the fourth quarter of 2021, the Company entered into a $860 million term loan and revolving Secured Facilities Agreement. The $860 million consists of a $430 million term loan, a $350 million working capital facility for letters of guarantee and letters of credit, and a $80 million revolving credit facility. No payments are due on the term loan until the first quarter of 2023 and as such, the Company has reflected all maturities at September 30, 2021 as long-term obligations.

Secured Facilities Agreement

On May 5, 2019, the Company entered into a $450.0 million term loan, revolving credit, and working capital facilities agreement (the “Secured Facilities Agreement”) with Arab Petroleum Investments Corporation (“APICORP”) – Bahrain Banking Branch, HSBC Bank Middle East Limited (“HSBC”), Mashreqbank PSC and Saudi British Bank acting as initial mandated lead arrangers and bookrunners, Mashreqbank PSC acting as global agent, APICORP and Mashreqbank PSC acting as security agents, NPS Bahrain for Oil and Gas Wells Services WLL (“NPS Bahrain”) and its Kuwait branch, Gulf Energy SAOC and National Petroleum Technology Company as borrowers, and HSBC, Mashreqbank PSC, APICORP and Saudi British Bank, as the “Lenders.” On May 23, 2019 and June 20, 2019, the Company entered into $35.0 million and $40.0 million Incremental Facilities Agreements, respectively, increasing the size of the Secured Facilities Agreement to $485.0 million and $525.0 million, respectively. During the year ended December 31, 2020, the Secured Facilities Agreement was reduced to $501.3 million primarily as a result of the non-renewal of a project-specific letter of credit and the payment of the first two installments of the long-term loan. During the year-to-date period ended September 30, 2021, the Secured Facilities Agreement was decreased to $492.8 million primarily as a result of additional working capital capacity offset by installment payments on the term loan.

The $492.8 million Secured Facilities Agreement consists of a $258.8 million term loan due by May 6, 2025 (the “Term Loan” or “Secured Term Loan”), a $65.0 million revolving credit facility due by May 6, 2023 (“RCF” or “Secured Revolving Credit Facility”), and a $169.0 million working capital facility that renews annually by mutual agreement of the Lenders and the Company. Borrowings under the Term Loan and RCF incur interest at the rate of three-month LIBOR plus 2.4% to 2.7% per annum, varying based on the Company’s Net Debt / EBITDA ratio as defined in the Secured Facilities Agreement. As of September 30, 2021, and December 31, 2020, this resulted in an interest rate of 2.6% and 2.6%, respectively. As of September 30, 2021, and December 31, 2020, the Company had drawn $258.8 million and $285.0 million, respectively, of the Term Loan and $65 million and $65 million, respectively, of the RCF.

The RCF was obtained for general corporate and working capital purposes including capital expenditure related requirements and acquisitions (including transaction related expenses). The RCF requires the payment of a commitment fee each quarter. The commitment fee is computed at the rate of 0.60% per annum based on the average daily amount by which the borrowing base exceeds the outstanding borrowings during each quarter. Under the terms of the RCF, the final settlement is due by May 6, 2023. The Company is required to repay the amount of any principal balance outstanding together with any unpaid accumulated interest at three-month LIBOR plus 2.4% to 2.7% per annum, varying based on the Company’s Net Debt / EBITDA ratio as defined in the Secured Facilities Agreement. The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to May 6, 2023. Any unutilized balances from the RCF can be drawn down again during the 4-year tenure at the same terms. As of September 30, 2021, and December 31, 2020, the Company had $0.0 (zero) million and $0.0 (zero) million, respectively, available to be drawn under the RCF.

The Secured Facilities Agreement also includes a working capital facility of $169.0 million and $151.3 million as of September 30, 2021 and December 31, 2020, respectively, for issuance of letters of guarantee and letters of credit and refinancing letters of credit into short-term debt over a period of one year, which carries an interest rate equal to three-month U.S. Dollar LIBOR for the applicable interest period, plus a margin of 1.00% to 1.25% per annum. As of September 30, 2021, and December 31, 2020, the Company had utilized $160.2 million and $129.4 million, respectively, under this working capital facility and the balance of $8.8 million and $21.9 million, respectively, was available to the Company.

The Company has also retained legacy bilateral working capital facilities from HSBC totaling $24.7 million and $24.7 million at September 30, 2021 and December 31, 2020, respectively, in Qatar ($10.3 million at September 30, 2021, $10.3 million at December 31, 2020), in the UAE ($14.3 million at September 30, 2021, and $14.3 million at December 31, 2020) and in Kuwait ($0.1 million at September 30, 2021 and $0.1 million at December 31, 2020). As of September 30, 2021, and December 31, 2020, the Company had utilized $18.1 million and $18.5 million, respectively, under this working capital facility and the balance of $6.7 million and $6.2 million, respectively, was available to the Company.

Utilization of the working capital facilities under both the legacy arrangement and Secured Facilities Agreement comprises letters of credit issued to vendors, guarantees issued to customers, vendors, and others, and short-term borrowings used to settle letters of credit. Once a letter of credit is presented for payment by the vendor, the Company at its election can settle the letter of credit from available cash or leverage short-term borrowings available under both the legacy arrangement and Secured Facilities Agreement that will be repaid quarterly over a one-year period. Until a letter of credit is presented for payment by the vendor, it is disclosed as an off-balance sheet obligation. For additional discussion of outstanding letters of credit and guarantees, see Note 14, Commitments and Contingencies.

The Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00. The Company is in compliance with all financial covenants as of September 30, 2021.

CIB Long-Term Debt

As part of the SAPESCO transaction, the Company assumed a $21.0 million debt obligation with Commercial International Bank (“CIB,” and collectively, “CIB Long-Term Debt”). Under the terms of its arrangement with CIB, the Company repaid $11.0 million of this balance during the third quarter of 2020 with the remaining $10.0 million due during the third quarter of 2021 but subsequently renegotiated to be repaid in the fourth quarter of 2021. Borrowings under the CIB Long-Term Debt incur interest at 2% per annum over 6 months LIBOR (to be settled on monthly basis) plus 50 basis points per annum. As of December 31, 2020, this resulted in an interest rate of 2.3%. The Company’s CIB Long-Term Debt is secured by a letter of guarantee from Mashreqbank PSC.

Short-term debt

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	September 30, 2021	December 31, 2020

CIB Short-Term Debt	$871	$2,125
ABK Short-Term Debt	-	2,252
HSBC Loan Line	36,000	-
Other short-term borrowings from working capital facilities	59,597	37,983
Short-term debt, excluding current installments of long-term debt	$96,468	$42,360

Short-term borrowings primarily consist of financing for capital equipment and inventory purchases.

CIB Short-Term Debt

The Commercial International Bank Short-Term Debt facilities (collectively, “CIB Short-Term Debt”) include a $1.5 million U.S. Dollar time loan facility, a E£2 million Egyptian Pound time loan facility, and a E£10 million Egyptian pound time loan overdraft facility, and $14.5 million U.S. dollars in letters of guarantee. Each CIB Short-Term Debt borrowing matures three months from the date of borrowing with the latest maturity date for amounts outstanding as of September 30, 2021 being December 31, 2021.

The U.S. Dollar time loan facility accrues interest at 2.25% per annum over 3 months LIBOR plus 50 basis points per annum of the Highest Monthly Debit Balance (“HMDB”) commission. The Egyptian Pound time loan and overdraft facilities accrue interest at 0.75% per annum over the Central Bank of Egypt’s Corridor Offer Rate plus 50 basis points per annum, HMDB commission.

As of September 30, 2021, and December 31, 2020, the CIB Short-Term Debt resulted in an interest rate of 2.4% and 2.3%, respectively, for U.S. Dollar denominated balances, and 10% and 10.0%, respectively, for Egyptian Pound denominated balances. As of September 30, 2021, the Company had utilized $0.9 million of the U.S. Dollar time loan facility, E£0.0 (zero) million of the Egyptian Pound time loan facility, and E£0.0 (zero) million of the Egyptian pound time loan overdraft facility, and $7.9 million in letters of guarantee, with the balances of $0.6 million, E£2 million, E£10 million, and $6.6 million, respectively, available to the Company. As of December 31, 2020, the Company had utilized $1.3 million of the U.S. Dollar time loan facility, E£2.0 million of the Egyptian Pound time loan facility, and E£9.8 million of the Egyptian pound time loan overdraft facility, and $8.3 million in letters of guarantee, with the balances of $0.2 million, E£0.0 (zero) million, E£0.2 million, and $6.3 million, respectively, available to the Company.

ABK Short-Term Debt

The Al Ahli Bank of Kuwait working capital and overdraft facilities (collectively, “ABK Short-Term Debt”) mature nine months from the date of borrowing. The ABK Short-Term Debt facilities include a $3.0 million U.S. Dollar time loan facility and $0.2 million U.S. dollars in letters of guarantee. The ABK Short-Term Debt accrues interest at 1.65% per annum over The Central Bank of Egypt’s Corridor Offer Rate. As of September 30, 2021, and December 31, 2020, this resulted in an interest rate of 11% and 11%, respectively. As of September 30, 2021, the Company had utilized $0.0 (zero) million of the ABK Short-Term Debt facility and $0.1 million in letters of guarantee with $3.0 million and $0.1 million, respectively, available to the Company. As of December 31, 2020, the Company had utilized $2.3 million of the ABK Short-Term Debt facility and $0.2 million in letters of guarantee with $0.8 million and $0.0 (zero) million, respectively, available to the Company. There are no financial covenants associated with the ABK Short-Term Debt.

HSBC Loan Line

On May 3, 2021, the Company borrowed $9.9 million from HSBC to provide short term liquidity for the Action Business Combination. Interest accrued at a rate of 3% plus 1 month LIBOR, per annum, resulting in a rate of 3.1% during the term of the loan. The Company repaid the $9.9 million on August 9, 2021.

On August 9, 2021, the Company borrowed an additional $36.0 million from HSBC to repay the $9.9 million HSBC Loan Line previously borrowed and to provide additional liquidity in anticipation of the Company’s October 2021 Secured Facilities Agreement refinancing (Note 20). The $36 million is repayable on December 4, 2021. Interest accrues at 1 month LIBOR plus 2.4%, resulting in an interest rate of 2.5% at September 30, 2021.

Other debt information

Scheduled principal payments of long-term debt for periods subsequent to September 30, 2021 are as follows (in US$ thousands):

2021	$21,250
2022	45,000
2023	110,000
2024	45,000
2025	112,500
Thereafter	-
Total	$333,750

As part of the SAPESCO transaction, the Company also assumed other working capital facilities totaling $0.6 million with one bank. The facilities are used for letters of guarantee. As of September 30, 2021, the Company has utilized $0.6 million of these facilities with $0.0 (zero) million available.

In the third quarter of 2021, the Company obtained a $3.0 million working capital facility for the purpose of issuing letters of guarantee in Algeria. The Company utilized $3.0 million of this facility as of September 30, 2021.